Pension plan	12 Months Ended
Sep. 30, 2011
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits Disclosure [Text Block]
23.	Pension plan

The Company has a defined contribution pension plan with respect to certain employees in the United Kingdom where the Company’s obligation is limited to making regular contributions on behalf of the eligible employees.  During the year ended September 30, 2011, the Company made contributions of $21,011 (2010 - $31,739; 2009 - $56,529) into this plan.